Events (Unaudited) Subsequent to the Date of the Independent Auditors Report - Promissory Notes (Details) - USD ($)	Nov. 14, 2024	Oct. 30, 2024	Oct. 22, 2024	Oct. 15, 2024	Oct. 10, 2024	Sep. 27, 2024	Sep. 25, 2024
Seaport Group SIBS, LLC notes
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Debt interest rate						12.00%
Principal Payable						$ 220,000
Original issue discount						20,000
Purchase order loan						$ 3,410,023
Subsequent event
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Debt interest rate							9.00%
Subsequent event | Seaport Group SIBS, LLC notes
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Debt interest rate		12.00%	12.00%	12.00%
Principal Payable		$ 302,500	$ 67,650	$ 187,000
Original issue discount		$ 27,500	$ 6,150	$ 17,000
Purchase order loan					$ 3,410,023
Subsequent event | Seaport Senior Unsecured Promissory Note
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Debt interest rate	9.00%
Principal Payable	$ 1,000,000
Debt term	90 days
Default interest rate	18.00%
Option price to acquire shares contained in note	$ 10
Option to acquire shares	1,000,000